Condensed Statement of Changes in Stockholders' Equity/(Deficiency) (USD $)	Total	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Subscription Receivable [Member]
Balance at Sep. 30, 2008	$ (106,715)	$ 0	$ 644	$ 149,606	$ (40,000)	$ (216,965)	$ 0
Common stock issued for cash ($0.10/ per share)	27,500	0	27	27,473	0	0	0
Common stock issued for cash ($0.10/ per share) , Shares	0	0	275,000	0	0	0	0
Purchase of treasury stock	(53,000)	0	0	0	(53,000)	0	0
In-kind contribution of interest	16,118	0	0	16,118	0	0	0
In-kind contribution of services	5,200	0	0	5,200	0	0	0
NET LOSS	(181,654)	0	0	0	0	(181,654)	0
Balance at Sep. 30, 2009	(292,551)	0	671	198,397	(93,000)	(398,619)	0
Balance, (Shares) at Sep. 30, 2009	0	0	6,712,500	0	0	0	0
Common stock issued for cash ($0.10/ per share)	32,500	0	32	32,468	0	0	0
Common stock issued for cash ($0.10/ per share) , Shares	0	0	325,000	0	0	0	0
In-kind contribution of interest	25,506	0	0	25,506	0	0	0
In-kind contribution of services	5,200	0	0	5,200	0	0	0
NET LOSS	(64,822)	0	0	0	0	(64,822)	0
Balance at Sep. 30, 2010	(294,167)	0	703	261,571	(93,000)	(463,441)	0
Balance, (Shares) at Sep. 30, 2010	0	0	7,037,500	0	0	0	0
Balance at Aug. 13, 2007	0	0	0	0	0	0	0
Common stock issued for services to founder ($0.0001)	500	0	500	0	0	0	0
Common stock issued for services to founder ($0.0001) , Shares	0	0	5,000,000	0	0	0	0
Common stock issued for cash ($0.10/ per share)	39,000	0	124	123,876	0	0	(85,000)
Common stock issued for cash ($0.10/ per share) , Shares	0	0	1,240,000	0	0	0	0
In kind contribution of cash	100	0	0	100	0	0	0
In-kind contribution of services	700	0	0	700	0	0	0
NET LOSS	(12,300)	0	0	0	0	(12,300)	0
Balance at Sep. 30, 2007	28,000	0	624	124,676	0	(12,300)	(85,000)
Balance, (Shares) at Sep. 30, 2007	0	0	6,240,000	0	0	0	0
Common stock issued for cash ($0.10/ per share)	19,750	0	20	19,730	0	0	0
Common stock issued for cash ($0.10/ per share) , Shares	0	0	197,500	0	0	0	0
Purchase of treasury stock	(40,000)	0	0	0	(40,000)	0	0
Cash received for subscription receivable	85,000	0	0	0	0	0	85,000
In-kind contribution of services	5,200	0	0	5,200	0	0	0
NET LOSS	(204,665)	0	0	0	0	(204,665)	0
Balance at Sep. 30, 2008	(106,715)	0	644	149,606	(40,000)	(216,965)	0
Balance, (Shares) at Sep. 30, 2008	0	0	6,437,500	0	0	0	0
Balance at Sep. 30, 2010	(294,167)	0	703	261,571	(93,000)	(463,441)	0
Common stock issued for cash ($0.10/ per share)	5,000	0	5	4,995	0	0	0
Common stock issued for cash ($0.10/ per share) , Shares	0	0	50,000	0	0	0	0
Common stock issued for cash ($2/ per share) less stock offering costs	(4,038)	0	5	95,957	0	0	(100,000)
Common stock issued for cash ($2/ per share) less stock offering costs (Shares)	0	0	50,000	0	0	0	0
Conversion of $50,000 convertible note to 500,000 shares of stock	50,000	0	50	49,950	0	0	0
Conversion of $50,000 convertible note to 500,000 shares of stock (Shares)	0	0	500,000	0	0	0	0
Beneficial conversion of related party convertible note payable	50,000	0	0	50,000	0	0	0
Issuance of 3,010,000 shares in exchange for intellectual property	13,394,500	0	301	13,394,199	0	0	0
Issuance of 3,010,000 shares in exchange for intellectual property (Shares)	0	0	3,010,000	0	0	0	0
Issuance of 1,000,000 warrants in exchange for intellectual property	4,250,499	0	0	4,250,499	0	0	0
Value of service provided for the acquisition of intellectual property	287,000	0	0	287,000	0	0	0
In-kind contribution of interest	12,824	0	0	12,824	0	0	0
In-kind contribution of services	(289,600)	0	0	2,600	0	0	0
NET LOSS	(18,108,759)	0	0	0	0	(18,108,759)	0
Balance at Mar. 31, 2011	$ (354,541)	$ 0	$ 1,064	$ 18,409,595	$ (93,000)	$ (18,572,200)	$ (100,000)
Balance, (Shares) at Mar. 31, 2011	0	0	10,647,500	0	0	0	0